N-2	May 26, 2026
Cover [Abstract]
Entity Central Index Key	0001843974
Amendment Flag	false
Document Type	424B5
Entity Registrant Name	Destiny Tech100 Inc.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	Our investment objective is to maximize our portfolio’s total return, principally by seeking capital gains on our equity and equity-related investments.
Risk Factors [Table Text Block]
RISK
FACTORS

Investing in any of our securities involves significant risks. Before making an investment decision, in addition to the other information contained in or incorporated by reference in this prospectus supplement and accompanying prospectus, you should carefully review and consider the information set forth in the section entitled “Risk Factors” in our most recent registration statement on Form N-2 and other reports that we may file with the SEC. See “
Incorporation of Certain Information by Reference
” in this prospectus supplement and accompanying prospectus, and “
Available Information
” in the accompanying prospectus. If any of these risks actually occurs, it could adversely affect our business, results of operations and financial condition. In that case, the trading price of our securities could decline, and you could lose all or part of your investment. Additional risks and uncertainties not currently known to us, or that we currently believe are immaterial, may also adversely affect our business, operating results and financial condition and the value of an investment in our securities. In addition, past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. Some statements in this prospectus supplement, the accompanying prospectus, and the documents incorporated by reference, including statements in the risk factors, constitute forward-looking statements. Please see “
Cautionary Note Regarding Forward-Looking Statements
” in this prospectus supplement.

Risks Related to This Offering

Our stock price and trading volume may continue to be volatile, and you may not be able to resell our shares at a profit or at all.
The market price for our common stock has been, and may continue to be, volatile. In addition, the trading volume in our common stock may fluctuate, resulting in significant price variations.

Some of the factors that could negatively affect the share price or result in fluctuations in the price or trading volume of our common stock include:

•	our actual or projected operating results, financial condition, cash flows and liquidity or changes in business strategy or prospects;

•	changes in governmental policies, regulations or laws;

•	loss of a major funding source or inability to obtain new favorable funding sources in the future;

•	equity issuances by us, or share resales by our stockholders, or the perception that such issuances or resales may occur;

•	actual, anticipated or perceived accounting or internal control problems;

•	publication of research reports about us or the technology industry;

•	our value of the properties securing our loans;

•	changes in market valuations of similar companies;

•	adverse market reaction to any increased indebtedness we may incur in the future;

•	additions to or departures of the executive officers or key personnel supporting or assisting us from our Adviser or its affiliates, including our Adviser’s investment professionals;

•	speculation in the press or investment community about us or other similar companies;

•	our failure to meet, or the lowering of, our earnings estimates or those of any securities analysts;

•
increases in market interest rates, which may lead investors to demand a higher distribution yield for our common stock (if we have begun to make distributions to our stockholders) and which could cause the cost of our interest expenses on our debt, to the extent we have any borrowings outstanding, to increase;

•	failure to maintain our qualification as a RIC;

•	price and volume fluctuations in the stock market generally; and

•	general market and economic conditions, including the state of the credit and capital markets.

Market factors unrelated to our performance could also negatively impact the market price of our common stock. One of the factors that investors may consider in deciding whether to buy or sell our common stock is our distribution rate as a percentage of our stock price relative to market interest rates. If market interest rates increase, prospective investors may demand a higher distribution rate or seek alternative investments paying higher dividends or interest. As a result, interest rate fluctuations and conditions in capital markets can affect the market value of our common stock.

We may allocate the net proceeds from this offering in ways that you and other stockholders may not approve.
Our management will have broad discretion in the application of the net proceeds from the shares of common stock we sell in this offering, including for any of the purposes described in the section of this prospectus supplement titled “Use of Proceeds.” Because of the number and variability of factors that will determine our use of the net proceeds from this offering, their ultimate use may vary substantially from their currently intended use. Our management might not apply our net proceeds in ways that ultimately increase the value of your investment, and the failure by our management to apply these funds effectively could harm our business. Pending their use, we may invest the net proceeds from this offering in short- and intermediate-term, interest-bearing obligations, investment-grade instruments, certificates of deposit or direct or guaranteed obligations of the U.S. government. These investments may not yield a favorable return to our stockholders. If we do not invest or apply the net proceeds from this offering in ways that enhance stockholder value, we may fail to achieve expected results, which could cause our stock price to decline.

Risks Related To This Offering [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to This Offering

Our stock price and trading volume may continue to be volatile, and you may not be able to resell our shares at a profit or at all.
The market price for our common stock has been, and may continue to be, volatile. In addition, the trading volume in our common stock may fluctuate, resulting in significant price variations.

Some of the factors that could negatively affect the share price or result in fluctuations in the price or trading volume of our common stock include:

•	our actual or projected operating results, financial condition, cash flows and liquidity or changes in business strategy or prospects;

•	changes in governmental policies, regulations or laws;

•	loss of a major funding source or inability to obtain new favorable funding sources in the future;

•	equity issuances by us, or share resales by our stockholders, or the perception that such issuances or resales may occur;

•	actual, anticipated or perceived accounting or internal control problems;

•	publication of research reports about us or the technology industry;

•	our value of the properties securing our loans;

•	changes in market valuations of similar companies;

•	adverse market reaction to any increased indebtedness we may incur in the future;

•	additions to or departures of the executive officers or key personnel supporting or assisting us from our Adviser or its affiliates, including our Adviser’s investment professionals;

•	speculation in the press or investment community about us or other similar companies;

•	our failure to meet, or the lowering of, our earnings estimates or those of any securities analysts;

•
increases in market interest rates, which may lead investors to demand a higher distribution yield for our common stock (if we have begun to make distributions to our stockholders) and which could cause the cost of our interest expenses on our debt, to the extent we have any borrowings outstanding, to increase;

•	failure to maintain our qualification as a RIC;

•	price and volume fluctuations in the stock market generally; and

•	general market and economic conditions, including the state of the credit and capital markets.

Market factors unrelated to our performance could also negatively impact the market price of our common stock. One of the factors that investors may consider in deciding whether to buy or sell our common stock is our distribution rate as a percentage of our stock price relative to market interest rates. If market interest rates increase, prospective investors may demand a higher distribution rate or seek alternative investments paying higher dividends or interest. As a result, interest rate fluctuations and conditions in capital markets can affect the market value of our common stock.

We may allocate the net proceeds from this offering in ways that you and other stockholders may not approve.
Our management will have broad discretion in the application of the net proceeds from the shares of common stock we sell in this offering, including for any of the purposes described in the section of this prospectus supplement titled “Use of Proceeds.” Because of the number and variability of factors that will determine our use of the net proceeds from this offering, their ultimate use may vary substantially from their currently intended use. Our management might not apply our net proceeds in ways that ultimately increase the value of your investment, and the failure by our management to apply these funds effectively could harm our business. Pending their use, we may invest the net proceeds from this offering in short- and intermediate-term, interest-bearing obligations, investment-grade instruments, certificates of deposit or direct or guaranteed obligations of the U.S. government. These investments may not yield a favorable return to our stockholders. If we do not invest or apply the net proceeds from this offering in ways that enhance stockholder value, we may fail to achieve expected results, which could cause our stock price to decline.